Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (107.7)
Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.8413
Currency risk [member] | EUR [Member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.105
Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.1)
Equity price risk [member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	22.39
Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 8.5
Equity price risk [member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	7.32
Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (125.0)
Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	11.65%
Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 8.9
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 152.2
-50% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.475
-50% [member] | Currency risk [member] | EUR [Member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.55
-50% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (3.8)
-50% [member] | Equity price risk [member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	11.195
-50% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (45.0)
-50% [member] | Equity price risk [member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.66
-50% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 78.0
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.38%
-50% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 123.0
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 75.0
-25% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.7125
-25% [member] | Currency risk [member] | EUR [Member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.825
-25% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.8)
-25% [member] | Equity price risk [member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	16.7925
-25% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (23.6)
-25% [member] | Equity price risk [member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.49
-25% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 44.6
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	8.06%
-25% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 54.8
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (4.1)
Probable scenario [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.95
Probable scenario [member] | Currency risk [member] | EUR [Member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.1
Probable scenario [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 2.3
Probable scenario [member] | Equity price risk [member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	22.39
Probable scenario [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.3)
Probable scenario [member] | Equity price risk [member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	7.32
Probable scenario [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.0
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	10.75%
Probable scenario [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (4.1)
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (98.3)
+25% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.1875
+25% [member] | Currency risk [member] | EUR [Member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.375
+25% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 5.4
+25% [member] | Equity price risk [member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	27.9875
+25% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 19.1
+25% [member] | Equity price risk [member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	9.15
+25% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (71.2)
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	13.44%
+25% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (51.6)
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (217.4)
+50% [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	7.425
+50% [member] | Currency risk [member] | EUR [Member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.65
+50% [member] | Currency risk [member] | EUR [Member] | EVEX [Member] | Foreign exchange options [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 8.4
+50% [member] | Equity price risk [member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	33.585
+50% [member] | Equity price risk [member] | Equity Swap [Member] | Embraer [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 40.5
+50% [member] | Equity price risk [member] | EVEX [Member]
Disclosure of Derivative Contracts [Line items]
Rate considered	10.98
+50% [member] | Equity price risk [member] | EVEX [Member] | Private Public And Strategic Warrants [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (153.5)
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	16.13%
+50% [member] | Hedges designated as cash flow hedge [member] | Currency risk [member] | Brazil Real [Member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (112.8)